THE TIMOTHY PLAN

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

May 12, 2020

EDGAR CORRESPONDENCE

Securities & Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

Re:     The Timothy Plan (“Registrant”) (SEC File Nos. 811-08228 and 033-73248 )

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933, as amended (the “1933 Act”), please find exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information filed with the U.S. Securities and Exchange Commission in a Supplement dated April 30, 2020, to the Prospectus for the Strategic Growth Fund and Conservative Growth Fund Class A & C Shares Prospectus dated January 28, 2020.

If you have any questions or would like further information, please contact me at (800) 846.7526.

Sincerely,

/s/ Art Ally

Arthur Ally

President & Chairman of the Board